13. ACCUMULATED OTHER COMPREHENSIVE INCOME (OCI) (Tables)	9 Months Ended
Sep. 30, 2012
Accumulated Other Comprehensive Income Oci Tables
ACCUMULATED OTHER COMPREHENSIVE INCOME

	Three Months Ended September 30, 2012	Three Months Ended September 30, 2011	Nine Months Ended September 30, 2012	Nine Months Ended September 30, 2011

Accumulated OCI, beginning of period:
Currency translation adjustment	$1,939,546	$4,969,075	$1,901,351	$3,002,717
Available for sale securities	—	1,289,069	—	2,747,997
	$1,939,546	$6,258,144	$1,901,351	$5,750,714

Other comprehensive income (loss) for the period:
Currency translation adjustments	$1,921,720	$(4,276,782)	$1,959,915	$(2,310,424)
Unrealized gain on available for sale investments	—	—	—	715,428
Release of OCI on available for sale investments	—	(1,289,069)	—	(3,463,425)
	$1,921,720	$(5,565,851)	$1,959,915	$(5,058,421)

Accumulated OCI, end of period:
Currency translation adjustment	$3,861,266	$692,293	$3,861,266	$692,293
Available for sale securities	—	—	—	—
	$3,861,266	$692,293	$3,861,266	$692,293